Statements of Cash Flows - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net Income (Loss)	$ (3,024,804)	$ 2,946,919
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on marketable securities held in Trust	(2,081)	(1,619)
Gain on disposition of investments	(12,297)	0
Issuance costs related to warrant liability	509,899	0
Change in fair value of warrant liability	2,070,328	(6,095,170)
Changes in operating assets and liabilities:
Prepaid expenses	(403,186)	163,526
Accounts payable and accrued expenses	153,928	1,021,052
Net cash used in operating activities	(708,213)	(1,965,292)
Cash Flows from Investing Activities:
Proceeds from sales of investments	266,000,000	1,179,227,029
Purchase of investments	(404,701,848)	(1,179,269,305)
Net cash used in investing activities	(138,701,848)	(42,276)
Cash Flows from Financing Activities:
Proceeds from issuance of Private Placement Warrants	7,719,779	0
Proceeds from note payable to Sponsor	0	1,000,000
Offering costs	(3,201,504)	0
Net cash provided by financing activities	140,532,255	1,000,000
Net (decrease) increase in cash	1,122,194	(1,007,568)
Cash - beginning of the period	0	1,122,194
Cash - end of the period	1,122,194	114,626
Interest Paid in Cash	0	0
Income Taxes Paid in Cash	0	0
Common Class A [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	135,988,980	0
Common Class B [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	$ 25,000	$ 0